Rationalizations (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Rationalizations liability				$ 0.0	$ 0.1
Restructuring costs		$ 0.4		$ 0.7	$ 2.4
2014 Corporate and Research & Development Rationalization [Member]
Restructuring Cost and Reserve [Line Items]
Percent of positions eliminated	25.00%
Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs			$ 4.4